DWS Government Money Market VIP Average Annual Total Returns - Class A [Member] - Class A - Return Before Taxes[Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 24, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		3.96%	2.97%	1.87%
Performance Inception Date	Apr. 06, 1982